THE PRUDENTIAL SERIES FUND

PSF Global Portfolio

Supplement dated February 24, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2024

This supplement should be read in conjunction with the Summary Prospectus for PSF Global Portfolio (the Portfolio), and the Prospectus and Statement of Additional Information (SAI) for The Prudential Series Fund (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective March 1, 2025, Mr. Gal Skarishevsky will be added as a named portfolio manager on the Portfolio.

To reflect these changes, the Prospectus, SAI and the Summary Prospectus relating to the Portfolio are hereby revised as follows effective immediately:

I.The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the

“SUMMARY: PSF GLOBAL PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus are hereby revised by adding the following information with respect to Mr. Skarishevsky:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Manager

PGIM Investments	LSV Asset	Gal Skarishevsky	Partner, Portfolio	March 2025
LLC	Management		Manager

II. The following hereby replaces the first paragraph in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – PSF Global Portfolio – LSV Segment:”

LSV Segment. Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani, Greg Sleight, Guy Lakonishok, and Gal Skarishevsky are jointly and primarily responsible for the day-to-day management of the portion of the Portfolio advised by LSV since December 2005.

III. The following is hereby added after the last paragraph in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – PSF Global Portfolio – LSV Segment:”

Gal Skarishevsky has served as a Quantitative Analyst since 2017, as a Partner since 2022 and will serve as Portfolio Manager effective March 1, 2025.

IV.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF Global Portfolio” is
hereby revised by adding the following information with respect to Mr. Skarishevsky.

Subadviser	Portfolio	Registerted	Other Pooled	Other	Ownership of
	Manager(s)	Investment	Investment	Accounts*	Portfolio
		Companies*	Vehicles*		Securities*
LSV	Gal	0/$0	0/$0	0/$0	0/$0
Skarishevsky

*Information is as of December 31, 2024.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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